Revision of Previously Issued Financials (Tables)	9 Months Ended
Sep. 30, 2023
Revision Of Previously Issued Financials
Schedule of Impact of the Errors on Financial Statement

The impact of the errors described above on the condensed consolidated balance sheets as of September 30, 2022 is as follows (in thousands):

	As of September 30, 2022 (Unaudited)
	As Previously Reported	Adjustment	As Revised

Condensed Consolidated Balance Sheets (in thousands)
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Liability related to the sale of future revenue	$3,564	$191	$3,755

Stockholders’ deficit
Accumulated deficit	(7,477)	(216)	(7,693)
Accumulated other comprehensive income	1,179	25	1,204
Total stockholders’ deficit	$(6,298)	$(191)	$(6,489)

The impact of the errors described above on the condensed consolidated statement of operations and comprehensive loss for the nine months ended September 30, 2022 is as follows (in thousands):

	For the nine months ended September 30, 2022 (Unaudited)
	As Previously Reported	Adjustment	As Revised

Condensed Consolidated Statement of Operations and Comprehensive Loss (in thousands)
Other income (expenses):
Other income (expense), net	$(114)	$(216)	$(330)
Total other (expense) income, net	(114)	(216)	(330)
Net income (loss)	$(1,600)	$(216)	$(1,816)
Comprehensive income (loss):
Foreign currency translation adjustment	1,244	25	1,269
Total comprehensive income (loss)	$(356)	$(191)	$(547)

The impact of the errors described above on the condensed consolidated statement of cash flows for the nine months ended September 30, 2022 is as follows (in thousands):

	For the nine months ended September 30, 2022 (Unaudited)
	As Previously Reported	Adjustment	As Revised
Condensed Consolidated Statement of Cash Flows (in thousands)
Cash flows from operating activities:
Net loss	$(1,600)	$(216)	$(1,816)
Adjustments to reconcile net loss to net cash used in operating activities:
(Gain) loss on change in fair value of Cizzle option	-	216	216